Note 14 - Investments in non-consolidated companies (Details Textual) $ / shares in Units, $ in Thousands		12 Months Ended
	May 17, 2023 USD ($)	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 R$ / shares	Feb. 13, 2019 USD ($)
Disclosure of unconsolidated structured entities [line items]
Total investments in subsidiaries, joint ventures and associates		$ 1,608,804	$ 1,540,646	$ 1,383,774
Bargain purchase gain		3,162
Impairment loss in non-consolidated companies			34,041
Dividends and distributions declared		$ 69,216	64,189
Proportion of ownership interest in subsidiary		50.00%
PAO Severstal [member]
Disclosure of unconsolidated structured entities [line items]
Impairment loss in non-consolidated companies		$ 14,900	14,900
Techgen S.A. [member]
Disclosure of unconsolidated structured entities [line items]
Total investments in subsidiaries, joint ventures and associates		$ 53,600
Ternium S.A. [member]
Disclosure of unconsolidated structured entities [line items]
Closing price, per ads (in dollars per share) | $ / shares		$ 42.47
Ternium and Usiminas [member]
Disclosure of unconsolidated structured entities [line items]
Dividends and distributions declared		$ 68,800	$ 66,200
Usiminas [member]
Disclosure of unconsolidated structured entities [line items]
Proportion of voting rights held in associate		6.76%	5.19%
Fair value of investments in associates for which there are quoted market prices		$ 92,700
Total investments in subsidiaries, joint ventures and associates		$ 123,700
Proportion of ownership interest in associate		3.96%
Loss Recognised Due to Particiaption Increase in Nonconsolidated Companies	$ 25,500	$ 25,500
Impairment loss in non-consolidated companies		$ 19,100	$ 19,100
Usiminas [member] | Ordinary shares [member]
Disclosure of unconsolidated structured entities [line items]
Closing price, per share (in BRL per share) | (per share)		$ 1.9			R$ 9.2
Usiminas [member] | Preference shares [member]
Disclosure of unconsolidated structured entities [line items]
Closing price, per share (in BRL per share) | (per share)		$ 1.92			R$ 9.29
Ternium S.A. [member]
Disclosure of unconsolidated structured entities [line items]
Fair value of investments in associates for which there are quoted market prices		$ 975,600
Total investments in subsidiaries, joint ventures and associates		$ 1,430,600
Proportion of ownership interest in associate		11.46%
Techgen S.A. [member]
Disclosure of unconsolidated structured entities [line items]
Proportion of ownership interest in associate		22.00%
Exposure to transportation capacity agreements		$ 39,400
Exposure to the purchase of clean energy certificates		16,900
Techgen S.A. [member] | Tenaris [member]
Disclosure of unconsolidated structured entities [line items]
Loans and receivables		$ 61,900
Proportion of corporate guarantee covering obligations		22.00%
Techgen S.A. [member] | Several banks, to refinance obligations [member]
Disclosure of unconsolidated structured entities [line items]
Debt instruments issued						$ 640,000
Techgen S.A. [member] | Tecpetrol International S.A. [member]
Disclosure of unconsolidated structured entities [line items]
Proportion of ownership interest in associate		30.00%
Techgen S.A. [member] | Tenaris SA [member]
Disclosure of unconsolidated structured entities [line items]
Debt service coverage ratio, covered, percent		22.00%
Letters of credit, covered		$ 10,900
Techgen S.A. [member] | Ternium S.A. [member]
Disclosure of unconsolidated structured entities [line items]
Proportion of ownership interest in associate		48.00%
Techgen S.A. [member] | Ternium S.A. [member] | Tecpetrol International S.A. [member] | Tenaris [member]
Disclosure of unconsolidated structured entities [line items]
Loans and receivables		$ 281,300
Global Pipe Company [Member]
Disclosure of unconsolidated structured entities [line items]
Gain (loss) recognised as result of remeasuring to fair value equity interest in acquiree held by acquirer before business combination	4,500
Bargain purchase gain	$ 11,500
Global Pipe Company [Member] | SAUDI STEEL PIPE CO. and subsidiaries [Member]
Disclosure of unconsolidated structured entities [line items]
Percentage of voting equity interests acquired	22.30%
Proportion of ownership interest in subsidiary	57.30%